John Hancock High Yield Fund (the “Fund”)
Supplement dated 7-27-12 to the current Summary Prospectuses
In the “Fund summary” section, the information under the heading “Portfolio management” is amended and restated as follows:
John F. Addeo, CFA
Managing director and portfolio manager
Joined fund team in July 2012
John F. Iles
Portfolio manager
Joined fund team in 2008
Dennis F. McCafferty, CFA
Portfolio manager
Joined fund team in 2009
Joseph E. Rizzo
Portfolio manager
Joined fund team in 2008
You should read this Supplement in conjunction with the Summary Prospectus and retain it for future reference.